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April 29, 2011

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: VALIC Separate Account A ("Registrant")
         The Variable Annuity Life Insurance Company ("Depositor") Registration Statement on Form N-4
         File Nos.: 333-137942 and 811-03240
         Portfolio Director, Portfolio Director 2 and Portfolio Director Plus

Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), Post-Effective Amendment No. 14 and Amendment No. 170 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this Rule 485(b) filing is to update the financial statements of the Depositor and Registrant and to respond to comments received with respect to the Rule 485(a) filing on Form N-4, filed February 17, 2011, Accession Number 0001193125-11-039089 (the "February Filing"), which added a guaranteed benefit feature.

This amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Comments on the February Filing are below, followed by our response. (All page references are to the February Filing.)

1.   Cover page of prospectus

     Disclose, if applicable, that expenses for a Contract with a premium enhancement credit may be higher than those for Contracts without a premium enhancement credit, and, over time, the amount of the credit may be more than offset by the additional fees and charges.

Response: Expenses, fees and charges for a Contract with a premium enhancement credit are the same as those for a Contract without a premium enhancement credit. There are no additional expenses, fees or charges imposed upon the premium enhancement credit and the surrender charge period is not lengthened. For example, a Contract purchased for $51,000 has the same expenses, fees and charges as a Contract purchased for $50,000 that receives an additional $1,000 premium enhancement credit. Therefore, additional disclosure is not applicable.

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2.   Premium Enhancement Credit, page 27

     Please confirm that premium enhancement credits (bonus amounts) are not subject to recapture.

Response: We hereby confirm that premium enhancement credits (bonus amounts) are not subject to recapture.

3.   Premium enhancement credits, page 8

     Confirm that premium enhancement credits (bonus amounts) are not included in fee examples on page 8.

Response: We hereby confirm that premium enhancement credits (bonus amounts) are not included in the fee examples on page 8.

4.   Glossary, pages 3 - 4

     a. Regarding Eligible Purchase Payments, clarify that not all Purchase Payments are Eligible Purchase Payments for purposes of calculating the Benefit Base.

     b. Regarding Living Benefits, include disclosure that these are offered for an additional fee.

Response: Each of the above items has been revised as requested.

5.   Fee Tables, page 5

     Regarding footnote (1) with respect to maximum surrender charge, confirm that if no purchase payments are received within the past 60 months, the surrender charge will be zero.

Response: We have added a sentence confirming that if no purchase payments are received within the past 60 months, the surrender charge will be zero.

6.   Surrender Charge, page 40

     Explain how the assets will be disbursed on a partial surrender, and how you assess the charge.

Response: We have added the requested explanation to the "Surrender Charge" section.

7.   Optional IncomeLOCK Fee and Optional IncomeLOCK Plus Fee, page 7

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     Confirm that the presentation reflects the maximum guarantee charge.
     Revise column heading(s) to reflect that both are maximum fees (inconsistent column headings).

Response: We confirm that the presentation reflects the maximum guarantee charge. We have revised the heading with respect to the Optional IncomeLOCK Fee to state that is the Maximum Annual Fee Rate.

8.   Total Annual Mutual fund Operating Expenses, page 7

     Modify the second sentence in the footnote appearing under the table "Total Annual Mutual Fund Operating Expenses."

Response: We deleted this footnote because it is no longer applicable.

9.   Maximum fee example, page 8

     The last sentence in the second paragraph under the heading "Examples" is not written in plain English; clarification needed.

Response: We deleted this sentence because it is no longer applicable.

10.  Loans, page 14

     With respect to the caption "Loans," the last sentence of the first paragraph states that if a Living Benefit is elected and then a loan is taken after the Endorsement Date, the Living Benefit will automatically terminate. Since loans terminate Living Benefits, is there anything in the company's loan procedures to highlight this to the participant (i.e., is there anything in the company's loan procedures that triggers a warning or message that this is a consequence)?

Response: Yes. Examples:

Account holders cannot request or model a loan (see how taking a loan would affect their account) via VALIC On-line. Account holders receive the following messages:

"Since the IncomeLOCK rider was selected on this account, transaction requests are not available. For more information, contact a Client Service Professional at 1.800.448.2542 (for hearing or speech impaired dial 1.800.248.2542 TDD)."

"INCOMELOCK WARNING! You are requesting a loan on an account under a contract that has the IncomeLock rider. Processing a loan on the account will terminate IncomeLock. You will not be eligible to add IncomeLock again to this contract. Any charges assessed for IncomeLock will not be refunded."

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VALIC Client Service Professionals view screens with the following information while modeling a loan on an account with IncomeLOCK: "IMPORTANT NOTICE You are modeling a loan on an account that has the IncomeLOCK rider. Processing a loan from this account will terminate the IncomeLOCK rider. Once terminated, the IncomeLOCK rider may not be reelected to the account, and any charges previously assessed for the IncomeLOCK rider will not be refunded. Please ensure that the participant is aware of the above information prior to processing a loan application."

11.  About VALIC, page 15

     Please clarify last sentence under the heading "About VALIC" with respect to information regarding AIG.

Response: This sentence has been revised as requested.

12.  Variable Account Options, page 17

     In the second-to-the-last paragraph, explain the term "private sector top hat plan."

Response: This term has been explained as requested.

13.  Variable Account Options, page 17

     Explain what the last sentence of the first paragraph means with respect to VALIC's right to place limitations on investment options.

Response: We have added text to refer the reader to the Investment Restrictions section of the Optional Living Benefits section of the prospectus, which contains this information.

14.  Optional Living Benefits--withdrawals as early as age 45, page 29

     Include the tax consequences of taking withdrawals at such an early age in the paragraph immediately above the table captioned "Living Benefit Options--Summary."

Response: We have added the requested disclosure to the paragraph.

15. Contributory qualified plans referenced under the heading "Additional Important Information Applicable to Both Optional Living Benefits", page 32

     Highlight the disclosure relating to the inappropriateness of using Living Benefits with contributory qualified plans.

Response: The text relating to the inappropriateness of using Living Benefits with contributory qualified plans has been revised to be in bold-face type.

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16.  Additional Important Information Applicable to Both Optional Living
     Benefits, page 31

     a. Include disclosure from page 47 with respect to Excess Withdrawals under the caption "Additional Important Information Applicable to Both Optional Living Benefits." (Disclosure from page 47: You should not elect a Living Benefit if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the Living Benefit.)

     b. Highlight the disclosure in the second sentence of the first paragraph under the caption "Additional Important Information Applicable to Both Optional Living Benefits."

Response:

a. We have included the disclosure in bold-face type.

b. We have revised this sentence to be in bold-face type.

17.  Tandy Representation

     We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

     Notwithstanding our comments, the insurance company should furnish a letter acknowledging that

     . should the Commission or the staff, acting pursuant to delegated authority, allow the filing to become effective, it does not foreclose the Commission from taking any action with respect to the filing;
     . the action of the Commission or the staff, acting pursuant to delegated authority, in allowing the filing to become effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
     . the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: We have included the representations below as requested. We acknowledge that:

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     .  Should the Commission or the staff, acting pursuant to delegated authority, allow the filing to become effective, it does not foreclose the Commission from taking any action with respect to the filing; and

     . The action of the Commission or the staff, acting pursuant to delegated authority, in allowing the filing to become effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     . Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

Please contact me at 713-831-3150 if you have any questions or need more information.

Sincerely,

/s/ KATHERINE STONER
Katherine Stoner
Vice President, Deputy General Counsel and Secretary
The Variable Annuity Life Insurance Company

cc: Jeff Foor
Office of Insurance Products

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